MD&A - UBS shares (Narrative) (Detail) - SFr / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Shares [Line Items]
Par value of shares	SFr 0.1	SFr 0.1
UBS AG
Disclosure of Shares [Line Items]
Par value of shares	SFr 0.1	SFr 0.1